DISTRIBUTIONS DISTRIBUTIONS (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2020
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 287	$ 271	$ 574	$ 541
Dividends Paid, Total	305	283	608	565
Quarterly Dividends Recognised As Distributions To Owners Per Share					$ 0.5375
Preferred Unitholders Capital [Member]
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 18	$ 12	$ 34	$ 24
Dividends recognised as distributions to owners per share	$ 0.27	$ 0.24	$ 0.52	$ 0.48
Limited Partners 1 [Member]
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 151	$ 143	$ 302	$ 301
Dividends recognised as distributions to owners per share	$ 0.51	$ 0.485	$ 1.02	$ 0.970
Special General Partner
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 50	$ 47	$ 100	$ 93
Dividends recognised as incentive distributions to owners	50		100
Non-controlling Interest - Redeemable Partnership Units [Member]
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 62	$ 58	$ 124	$ 123
Dividends recognised as distributions to owners per share	$ 0.51	$ 0.485	$ 1.02	$ 0.970
Non-controlling Interest - Class A Shares, equity [Member]
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 23	$ 22	$ 46	$ 22
Dividends recognised as distributions to owners per share	$ 0.51	$ 0.485	$ 1.02	$ 0.970
Number of shares issued					46.3
Non-controlling Interest - Exchange LP Units, equity [Member]
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 1	$ 1	$ (2)	$ 2
Dividends recognised as distributions to owners per share	$ 0.51	$ 0.485	$ 1.02	$ 0.970